FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	$ 46,528	$ 46,506
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets (liabilities)	5,847
Recurring fair value measurement | Cash and equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	5,138
Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	377
Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	50
Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	282
Level 1 of fair value hierarchy [member] | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets (liabilities)	5,515
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Cash and equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	5,138
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	377
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets (liabilities)	332
Significant other observable inputs (Level 2) | Recurring fair value measurement | Cash and equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	50
Significant other observable inputs (Level 2) | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	282
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets (liabilities)	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Cash and equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Assets	$ 0